Debt Instruments at Fair Value Through Other Comprehensive Income	12 Months Ended
Dec. 31, 2019
Debt Instruments At Fair Value Through Other Comprehensive Income
DEBT INSTRUMENTS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME

NOTE 11

DEBT INSTRUMENTS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME

As of December 31, 2019 detail of debt instruments is as follows:

	As of December 31,
	2019	2018
	MCh$	MCh$
Chilean central bank and government securities
Chilean central bank bonds	272,802	657,096
Chilean central bank notes	1,186,724	56,719
Other Chilean central bank and government securities	1,908,031	1,207,221
Subtotal	3,367,557	1,921,036
of which sold under repurchase agreement	379,294	16,109
Other Chilean securities
Time deposits in Chilean financial institutions	398	2,693
Mortgage finance bonds of Chilean financial institutions	16,748	19,227
Other instruments issued in the country	2,410	2,907
Subtotal	19,556	24,827
of which sold under repurchase agreement	131	128
Foreign financial securities
Foreign Central Banks and Government securities	197,685	280,622
Other foreign financial securities	425,474	167,838
Subtotal	623,159	448,460
of which sold under repurchase agreement	-	-
Total	4,010,272	2,394,323

As of December 31, 2019 "Chilean central bank and government securities" guarantee derivatives transactions through Comder Contraparte Central S,A, in the local market as of December 31, 2019 and 2018 Ch$65,140 and Ch$42,910, while "Foreign financial securities" guarantee derivatives transactions through London Clearing House (LCH) as of December 31, 2019 and 2018 Ch$73,109 and Ch$58,892. Additionally, the Bank maintains guarantees with Euroclear as of December 31, 2019 and 2018 Ch$390,954 and Ch$98,832 to comply with the initial margin required by European EMIR standard.

As of December 31, 2019 fair value through OCI included a cumulative net unrealised income of Ch$29,184 million, recoded as "valuation adjustment" in OCI, of which Ch$28,135 million are attributable to shareholders and Ch$1,049 million to non-controlling interest.

An analysis of changes in the fair value and the corresponding ECL as of December 31, 2019 is as follows:

	Stage1	Stage2	Stage3
	Collective	Collective	Collective	TOTAL
Gross carrying amount at January 1, 2019	2,394,323	-	-	2,394,323
New assets purchased	7,573,665	-	-	7,573,665
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Assets derecognised or matured (excluding write offs)	(5,694,456)	-	-	(5,694,456)
Changes due to modifications not derecognised	394,648	-	-	394,648
Write-off	-	-	-	-
Foreign Exchange adjustments and others	(657,908)	-	-	(657,908)
At December 31, 2019	4,010,272	-	-	4,010,272

	Stage1	Stage2	Stage3
	Collective	Collective	Collective	TOTAL
ECL at January 1, 2019	258	-	-	258
New assets purchased	816	-	-	816
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Assets derecognised or matured (excluding write offs)	(614)	-	-	(614)
Changes due to modifications not derecognised	67	-	-	67
Write-off	-	-	-	-
Foreign Exchange adjustments and others	(71)	-	-	(71)
At December 31, 2019	456	-	-	456

An analysis of changes in the fair value and the corresponding ECL as of December 31, 2018 is as follows:

	Stage1	Stage2	Stage3
	Collective	Collective	Collective	TOTAL
Gross carrying amount at January 1, 2018	2,574,546	-	-	2,574,546
New assets purchased	5,037,857	-	-	5,037,857
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Assets derecognised or matured (excluding write offs)	(5,604,114)	-	-	(5,604,114)
Changes due to modifications not derecognised	-	-	-	-
Write-off	-	-	-	-
Foreign Exchange adjustments and others	386,034	-	-	386,034
At December 31, 2018	2,394,323	-	-	2,394,323

	Stage1	Stage2	Stage3
	Collective	Collective	Collective	TOTAL
ECL at January 1, 2018	324	-	-	324
New assets purchased	634	-	-	634
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Assets derecognised or matured (excluding write offs)	(705)	-	-	(705)
Changes due to modifications not derecognised	-	-	-	-
Write-off	-	-	-	-
Foreign Exchange adjustments and others	5	-	-	5
At December 31, 2018	258	-	-	258

Gross profits and losses realized on the sale of available for sale investments as of December 31, 2019, 2018 and 2017 is as follows:

	As of December 31,
	2019	2018	2017
	MCh$	MCh$	MCh$
Sale of available for sale investments generating realized profits	5,781,636	3,505,266	6,469,344
Realized profits	63,828	8,802	4,867
Sale of available for sale investments generating realized losses	607,349	709,371	466,732
Realized losses	156	6,004	3

The Bank evaluated those instruments with unrealized losses as of December 31, 2019 and 2018 and concluded they were not impaired. This review consisted of evaluating the economic reasons for any declines, the credit ratings of the securities' issuers, and the Bank's intention and ability to hold the securities until the unrealized loss is recovered. Based on this analysis, the Bank believes that there were no significant or prolonged declines nor changes in credit risk which would cause impairment in its investment portfolio, since most of the decline in fair value of these instruments was caused by market conditions which the Bank considers to be temporary. All of the instruments that have unrealized losses as of December 31, 2019 and 2018, were not in a continuing unrealized loss position for more than one year.

The following charts show debt instruments at fair value through other comprehensive income cumulative unrealized profit and loss, as of December 31, 2019:

	Less than 12 months				More than 12 months				Total
	Amortized cost	Fair value	Unrealized profit	Unrealized loss	Amortized cost	Fair value	Unrealized profit	Unrealized loss	Amortized cost	Fair value	Unrealized profit	Unrealized loss
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Chilean central bank and government securities
Chilean central bank Bonds	270,979	272,802	3,600	(1,777)	-	-	-	-	270,979	272,802	3,600	(1,777)
Chilean central bank notes	1,186,487	1,186,724	237	-	-	-	-	-	1,186,487	1,186,724	237	-
Other Chilean central bank and government securities	1,895,367	1,908,031	38,002	(25,338)	-	-	-	-	1,895,367	1,908,031	38,002	(25,338)
Subtotal	3,352,833	3,367,557	41,839	(27,115)	-	-	-	-	3,352,833	3,367,557	41,839	(27,115)

Other Chilean securities
Time deposits in Chilean financial institutions	398	398	-	-	-	-	-	-	398	398	-	-
Mortgage finance bonds of Chilean financial institutions	15,962	16,748	786	-	-	-	-	-	15,962	16,748	786	-
Chilean financial institution bonds	-	-	-	-	-	-	-	-	-	-	-	-
Chilean corporate bonds	-	-	-	-	-	-	-	-	-	-	-	-
Other Chilean securities	407	2,410	2,003	-	-	-	-	-	407	2,410	2,003	-
Subtotal	16,767	19,556	2,789	-	-	-	-	-	16,767	19,556	2,789	-

Foreign financial securities
Foreign central banks and government securities	198,020	197,685	11,110	(11,445)	-	-	-	-	198,020	197,685	11,110	(11,445)
Other foreign financial securities	413,468	425,474	13,080	(1,074)	-	-	-	-	413,468	425,474	13,080	(1,074)
Subtotal	611,488	623,159	24,190	(12,519)	-	-	-	-	611,488	623,159	24,190	(12,519)

Total	3,981,088	4,010,272	68,818	(39,634)	-	-	-	-	3,981,088	4,010,272	68,818	(39,634)

The following charts show debt instruments at fair value through other comprehensive income cumulative unrealized profit and loss, as of December 31, 2018:

	Less than 12 months				More than 12 months				Total
	Amortized cost	Fair value	Unrealized profit	Unrealized los	Amortized cost	Fair value	Unrealized profit	Unrealized loss	Amortized cost	Fair value	Unrealized profit	Unrealized loss
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Chilean central bank and government securities
Chilean central bank Bonds	658,013	657,096	3,698	(4,615)					658,013	657,096	3,698	(4,615)
Chilean central bank notes	56,737	56,719	10	(27)					56,737	56,719	10	(27)
Other Chilean central bank and government securities	1,196,819	1,207,220	10,689	(262)					1,196,819	1,207,220	10,689	(262)
Subtotal	1,911,569	1,921,035	14,397	(4,904)					1,911,569	1,921,035	14,397	(4,904)

Other Chilean securities
Time deposits in Chilean financial institutions	2,691	2,693	1	-					2,691	2,693	1	-
Mortgage finance bonds of Chilean financial institutions	19,010	19,227	426	(209)					19,010	19,227	426	(209)
Chilean financial institution bonds	-	-	-	-					-	-	-	-
Chilean corporate bonds	-	-	-	-					-	-	-	-
Other Chilean securities	220	2,907	2,687	-					220	2,907	2,687	-
Subtotal	21,921	24,827	3,114	(209)					21,921	24,827	3,114	(209)

Foreign financial securities
Foreign central banks and government securities	280,021	280,622	602	-					280,021	280,622	602	-
Other foreign financial securities	174,387	167,837	-	(6,575)					174,387	167,837	-	(6,575)
Subtotal	454,408	448,459	602	(6,575)					454,408	448,459	602	(6,575)

Total	2,387,898	2,394,322	18,112	(11,688)					2,387,898	2,394,322	18,112	(11,688)